Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research And Development Expenses
Schedule of research and development expenses

	Year ended December 31,
	2019	2018	2017
	USD

Clinical and preclinical trials	$10,290	$4,768	$3,809
Salary and related expenses	814	909	888
Patents	163	229	234
Royalties	11	14	11
Laboratory materials	40	73	63
Rent	51	51	51
Depreciation	5	3	3
Others	(398)	28	47

	$10,976	$6,075	$5,106